INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 430.3	$ 485.1
Recognized in the statement of operations	(56.2)	(36.9)
Recognized in OCI	(2.6)	8.9
Discontinued operations	(74.6)	(26.8)
Balance at the end of the period	296.9	430.3
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	6,200.0	9,400.0
Deductible temporary differences	680.7	572.0
Tax losses	418.9	$ 363.9
Canada | 2027 - 2042
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,165.2
United States | 2023 - 2026 & No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	184.5
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	154.8
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	3.1
Mauritania | 2023 - 2027
Non-capital losses that can be applied against future taxable profit
Unused tax losses	6.2
Barbados | 2023 - 2028
Non-capital losses that can be applied against future taxable profit
Unused tax losses	144.6
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	65.4
Other. | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 69.8